Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Jan. 23, 2015	Oct. 31, 2014
PGIM Real Assets Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 13,212.11	$ 11,269.75	$ 11,522.79	$ 12,062.33	$ 9,484.63	$ 9,639.98	$ 8,720.20	$ 9,013.02	$ 8,784.41	$ 8,682.95		$ 9,449.74
PGIM Real Assets Fund Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 12,989.66	11,167.97	11,505.48	12,139.23	9,609.65	9,831.36	8,958.18	9,324.48	9,164.62	9,124.16		10,000.00
PGIM Real Assets Fund Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 14,420.75	12,261.44	12,499.38	13,056.52	10,224.26	10,346.11	9,325.74	9,604.84	9,348.23	9,210.49		10,000.00
PGIM Real Assets Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 14,733.09	12,515.97	12,752.24	13,291.82	10,401.89	10,525.76	9,470.05	9,747.42	9,478.73	9,330.99	$ 10,000.00
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950.485380664715	24,598.757525359266	22,333.512239907519	26,155.039154417482	18,301.24832813584	16,681.400969214628	14,591.058436592128	13,592.51933472245	10,994.30714188321	10,519.953730900437	10,000	10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,592.809012433494	10,486.839334607937	10,449.620972841978	12,393.188039592756	12,452.726889878981	11,727.130974948208	10,516.740366403918	10,737.207833240949	10,641.187618460293	10,195.620130567857	10,000	10,000
Custom Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Blended Index
Account Value	$ 12,718.936370949457	11,305.248976336865	11,631.764194932524	12,768.957834707749	9,900.1104716458067	10,434.088813157787	9,542.1006160611632	9,690.7039904230187	9,324.70337706648	9,124.5255530228187	10,000	10,000
Bloomberg US Treasury Inflation Protected Securities TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index
Account Value	$ 12,510.305614750576	$ 11,518.479033398184	$ 11,601.990049747428	$ 13,105.899076054988	$ 12,239.872068248143	$ 11,219.61620468913	$ 10,297.085998593624	$ 10,426.439232437804	$ 10,438.521677343113	$ 9,858.2089552311973	$ 10,000	$ 10,000